Credit Risk - Disclosure of ECL Reconciliation by Segment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Less: Recoveries net of collection costs	£ 23	£ (10)	£ (36)
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(994)
Ending balance	(870)	(994)
Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(244)
Ending balance	(173)	(244)
Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(380)
Ending balance	(342)	(380)
Stage 1 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(170)
Ending balance	(153)	(170)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(12,030)	(13,160)
Transfers from Stage 2 to Stage 1	9,543	5,974
Transfers to Stage 3	(437)	(600)
Transfers from Stage 3	36	28
Transfers of financial instruments	(2,888)	(7,758)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(2,287)	0
New lending and assets purchased	33,906	25,306
Redemptions, repayments and assets sold	(37,638)	(34,246)
Changes in risk parameters and other movements	1,187	(105)
Assets written off	0	0
Net movement in the period	(7,720)	(16,803)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	274,010	290,813
Ending balance	266,290	274,010	290,813
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(9,992)	(11,006)
Transfers from Stage 2 to Stage 1	8,047	4,838
Transfers to Stage 3	(233)	(337)
Transfers from Stage 3	3	14
Transfers of financial instruments	(2,175)	(6,491)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(1,859)	0
New lending and assets purchased	21,769	12,957
Redemptions, repayments and assets sold	(22,293)	(23,522)
Changes in risk parameters and other movements	376	676
Assets written off	0	0
Net movement in the period	(4,182)	(16,380)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	163,252	179,632
Ending balance	159,070	163,252	179,632
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(1,101)	(1,376)
Transfers from Stage 2 to Stage 1	781	512
Transfers to Stage 3	(84)	(118)
Transfers from Stage 3	24	1
Transfers of financial instruments	(380)	(981)
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(222)
New lending and assets purchased	8,485	7,257
Redemptions, repayments and assets sold	(5,203)	(6,713)
Changes in risk parameters and other movements	(2,224)	(834)
Assets written off	0	0
Net movement in the period	456	(1,271)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	22,567	23,838
Ending balance	23,023	22,567	23,838
Stage 2 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(462)
Ending balance	(359)	(462)
Stage 2 | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(110)
Ending balance	(84)	(110)
Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(118)
Ending balance	(71)	(118)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	12,030	13,160
Transfers from Stage 2 to Stage 1	(9,543)	(5,974)
Transfers to Stage 3	(848)	(924)
Transfers from Stage 3	417	306
Transfers of financial instruments	2,056	6,568
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	2,361	0
New lending and assets purchased	1,170	562
Redemptions, repayments and assets sold	(4,672)	(3,030)
Changes in risk parameters and other movements	(3,372)	497
Assets written off	0	0
Net movement in the period	(2,457)	4,597
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	23,879	19,282
Ending balance	21,422	23,879	19,282
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	9,992	11,006
Transfers from Stage 2 to Stage 1	(8,047)	(4,838)
Transfers to Stage 3	(527)	(570)
Transfers from Stage 3	269	279
Transfers of financial instruments	1,687	5,877
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	1,869	0
New lending and assets purchased	315	154
Redemptions, repayments and assets sold	(3,171)	(1,765)
Changes in risk parameters and other movements	(1,805)	329
Assets written off	0	0
Net movement in the period	(1,105)	4,595
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	18,280	13,685
Ending balance	17,175	18,280	13,685
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	1,101	1,376
Transfers from Stage 2 to Stage 1	(781)	(512)
Transfers to Stage 3	(230)	(258)
Transfers from Stage 3	121	9
Transfers of financial instruments	211	615
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	286
New lending and assets purchased	552	132
Redemptions, repayments and assets sold	(1,149)	(869)
Changes in risk parameters and other movements	(1,297)	199
Assets written off	0	0
Net movement in the period	(1,397)	77
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,965	3,888
Ending balance	2,568	3,965	3,888
Stage 3 | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(362)
Ending balance	(358)	(362)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	1,285	1,524
Transfers from Stage 3	(453)	(334)
Transfers of financial instruments	832	1,190
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(74)	0
New lending and assets purchased	164	59
Redemptions, repayments and assets sold	(1,243)	(886)
Changes in risk parameters and other movements	355	394
Assets written off	(342)	(412)
Net movement in the period	(308)	345
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	3,080	2,735
Ending balance	2,772	3,080	2,735
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	760	907
Transfers from Stage 3	(272)	(293)
Transfers of financial instruments	488	614
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(10)	0
New lending and assets purchased	33	5
Redemptions, repayments and assets sold	(763)	(417)
Changes in risk parameters and other movements	45	35
Assets written off	(33)	(54)
Net movement in the period	(240)	183
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	2,036	1,853
Ending balance	1,796	2,036	1,853
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	314	376
Transfers from Stage 3	(145)	(10)
Transfers of financial instruments	169	366
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	(64)
New lending and assets purchased	118	38
Redemptions, repayments and assets sold	(254)	(193)
Changes in risk parameters and other movements	82	137
Assets written off	(80)	(175)
Net movement in the period	(29)	173
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	745	572
Ending balance	716	745	572
Exposures - On balance sheet
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	35,240	25,927
Redemptions, repayments and assets sold	(43,553)	(38,162)
Changes in risk parameters and other movements	(1,830)	786
Assets written off	(342)	(412)
Net movement in the period	(10,485)	(11,861)
Exposures - On balance sheet | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	300,969	312,830
Ending balance	290,484	300,969	312,830
Exposures - On balance sheet | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models	0	0
New lending and assets purchased	22,117	13,116
Redemptions, repayments and assets sold	(26,227)	(25,704)
Changes in risk parameters and other movements	(1,384)	1,040
Assets written off	(33)	(54)
Net movement in the period	(5,527)	(11,602)
Exposures - On balance sheet | Mortgages | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	183,568	195,170
Ending balance	178,041	183,568	195,170
Exposures - On balance sheet | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	0	0
Change in economic scenarios	0	0
Change to ECL models		0
New lending and assets purchased	9,155	7,427
Redemptions, repayments and assets sold	(6,606)	(7,775)
Changes in risk parameters and other movements	(3,439)	(498)
Assets written off	(80)	(175)
Net movement in the period	(970)	(1,021)
Exposures - On balance sheet | Corporate & Commercial Banking | Cost
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	27,277	28,298
Ending balance	26,307	27,277	28,298
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(11)	(9)
Transfers from Stage 2 to Stage 1	118	111
Transfers to Stage 3	(2)	(6)
Transfers from Stage 3	2	1
Transfers of financial instruments	107	97
Net ECL remeasurement on stage transfer	(107)	(111)
Change in economic scenarios	(20)	29
Change to ECL models	(5)	0
New lending and assets purchased	43	28
Redemptions, repayments and assets sold	(44)	(35)
Changes in risk parameters and other movements	9	(9)
Assets written off	0	0
Net movement in the period	(17)	(1)
ECL (release)/charge to the Income Statement	(17)	(1)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(170)	(171)
Ending balance	(153)	(170)	(171)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(1)	(3)
Transfers from Stage 2 to Stage 1	20	30
Transfers to Stage 3	0	(3)
Transfers from Stage 3	0	0
Transfers of financial instruments	19	24
Net ECL remeasurement on stage transfer	(20)	(28)
Change in economic scenarios	(15)	0
Change to ECL models	(3)	0
New lending and assets purchased	4	4
Redemptions, repayments and assets sold	(1)	(6)
Changes in risk parameters and other movements	2	4
Assets written off	0	0
Net movement in the period	(14)	(2)
ECL (release)/charge to the Income Statement	(14)	(2)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	24	26
Ending balance	10	24	26
Total ECL (release)/charge to the Income Statement	(14)	(2)
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	(3)	(1)
Transfers from Stage 2 to Stage 1	13	10
Transfers to Stage 3	(1)	(3)
Transfers from Stage 3	1	0
Transfers of financial instruments	10	6
Net ECL remeasurement on stage transfer	(9)	(16)
Change in economic scenarios	(3)	30
Change to ECL models	(2)
New lending and assets purchased	20	5
Redemptions, repayments and assets sold	(24)	(13)
Changes in risk parameters and other movements	5	(19)
Assets written off	0	0
Net movement in the period	(3)	(7)
ECL (release)/charge to the Income Statement	(3)	(7)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 1 | Subject to 12-month ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	76	83
Ending balance	73	76	83
Total ECL (release)/charge to the Income Statement	(3)	(7)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	11	9
Transfers from Stage 2 to Stage 1	(118)	(111)
Transfers to Stage 3	(34)	(38)
Transfers from Stage 3	34	15
Transfers of financial instruments	(107)	(125)
Net ECL remeasurement on stage transfer	96	145
Change in economic scenarios	(44)	(33)
Change to ECL models	37	0
New lending and assets purchased	58	45
Redemptions, repayments and assets sold	(69)	(53)
Changes in risk parameters and other movements	(74)	(33)
Assets written off	0	0
Net movement in the period	(103)	(54)
ECL (release)/charge to the Income Statement	(103)	(54)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(462)	(516)
Ending balance	(359)	(462)	(516)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	1	3
Transfers from Stage 2 to Stage 1	(20)	(30)
Transfers to Stage 3	(8)	(15)
Transfers from Stage 3	9	9
Transfers of financial instruments	(18)	(33)
Net ECL remeasurement on stage transfer	32	40
Change in economic scenarios	(29)	(2)
Change to ECL models	21	0
New lending and assets purchased	3	3
Redemptions, repayments and assets sold	(14)	(12)
Changes in risk parameters and other movements	(22)	(17)
Assets written off	0	0
Net movement in the period	(27)	(21)
ECL (release)/charge to the Income Statement	(27)	(21)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	111	132
Ending balance	84	111	132
Total ECL (release)/charge to the Income Statement	(27)	(21)
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	3	1
Transfers from Stage 2 to Stage 1	(13)	(10)
Transfers to Stage 3	(12)	(8)
Transfers from Stage 3	18	1
Transfers of financial instruments	(4)	(16)
Net ECL remeasurement on stage transfer	(4)	29
Change in economic scenarios	(7)	(30)
Change to ECL models	(11)
New lending and assets purchased	21	6
Redemptions, repayments and assets sold	(29)	(10)
Changes in risk parameters and other movements	(13)	(13)
Assets written off	0	0
Net movement in the period	(47)	(34)
ECL (release)/charge to the Income Statement	(47)	(34)
Less: Discount unwind	0	0
Less: Recoveries net of collection costs	0	0
Stage 2 | Subject to Lifetime ECL | Financial instruments not credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	132	166
Ending balance	85	132	166
Total ECL (release)/charge to the Income Statement	(47)	(34)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	36	44
Transfers from Stage 3	(36)	(16)
Transfers of financial instruments	0	28
Net ECL remeasurement on stage transfer	122	130
Change in economic scenarios	0	9
Change to ECL models	(26)	0
New lending and assets purchased	40	20
Redemptions, repayments and assets sold	(79)	(46)
Changes in risk parameters and other movements	169	133
Assets written off	(230)	(232)
Net movement in the period	(4)	42
ECL (release)/charge to the Income Statement	226	274
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	8
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(362)	(320)
Ending balance	(358)	(362)	(320)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	8	18
Transfers from Stage 3	(9)	(9)
Transfers of financial instruments	(1)	9
Net ECL remeasurement on stage transfer	15	22
Change in economic scenarios	1	3
Change to ECL models	(37)	0
New lending and assets purchased	1	1
Redemptions, repayments and assets sold	(27)	(14)
Changes in risk parameters and other movements	27	4
Assets written off	(9)	(11)
Net movement in the period	(30)	14
ECL (release)/charge to the Income Statement	(21)	25
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	36	29
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	109	95
Ending balance	79	109	95
Total ECL (release)/charge to the Income Statement	12	51
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	13	11
Transfers from Stage 3	(19)	(1)
Transfers of financial instruments	(6)	10
Net ECL remeasurement on stage transfer	54	64
Change in economic scenarios	(1)	6
Change to ECL models	12
New lending and assets purchased	29	10
Redemptions, repayments and assets sold	(42)	(23)
Changes in risk parameters and other movements	15	28
Assets written off	(49)	(68)
Net movement in the period	12	27
ECL (release)/charge to the Income Statement	61	95
Less: Discount unwind	(12)	(9)
Less: Recoveries net of collection costs	5	(5)
Stage 3 | Subject to Lifetime ECL | Financial instruments credit-impaired | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	172	145
Ending balance	184	172	145
Total ECL (release)/charge to the Income Statement	54	81
ECL
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	111	164
Change in economic scenarios	(64)	5
Change to ECL models	6	0
New lending and assets purchased	141	93
Redemptions, repayments and assets sold	(192)	(134)
Changes in risk parameters and other movements	104	91
Assets written off	(230)	(232)
Net movement in the period	(124)	(13)
ECL (release)/charge to the Income Statement	106	219
Less: Discount unwind	(24)	(21)
Less: Recoveries net of collection costs	(12)	8
ECL | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(994)	(1,007)
Ending balance	(870)	(994)	(1,007)
ECL | Mortgages
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	27	34
Change in economic scenarios	(43)	1
Change to ECL models	(19)	0
New lending and assets purchased	8	8
Redemptions, repayments and assets sold	(42)	(32)
Changes in risk parameters and other movements	7	(9)
Assets written off	(9)	(11)
Net movement in the period	(71)	(9)
ECL (release)/charge to the Income Statement	(62)	2
Less: Discount unwind	(3)	(3)
Less: Recoveries net of collection costs	36	29
ECL | Mortgages | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	244	253
Ending balance	173	244	253
Total ECL (release)/charge to the Income Statement	(29)	28
ECL | Corporate & Commercial Banking
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers from Stage 1 to Stage 2	0	0
Transfers from Stage 2 to Stage 1	0	0
Transfers to Stage 3	0	0
Transfers from Stage 3	0	0
Transfers of financial instruments	0	0
Net ECL remeasurement on stage transfer	41	77
Change in economic scenarios	(11)	6
Change to ECL models	(1)
New lending and assets purchased	70	21
Redemptions, repayments and assets sold	(95)	(46)
Changes in risk parameters and other movements	7	(4)
Assets written off	(49)	(68)
Net movement in the period	(38)	(14)
ECL (release)/charge to the Income Statement	11	54
Less: Discount unwind	(12)	(9)
Less: Recoveries net of collection costs	5	(5)
ECL | Corporate & Commercial Banking | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	380	394
Ending balance	342	380	£ 394
Total ECL (release)/charge to the Income Statement	£ 4	£ 40